Organization and nature of business	9 Months Ended
Sep. 30, 2022
Organization and nature of business [Abstract]
Organization and nature of business
1. Organization and nature of business

General information

Immunocore Holdings plc (the “Company”) is a public limited company incorporated in England and Wales and has the following wholly owned subsidiaries: Immunocore Limited, Immunocore LLC, Immunocore Commercial LLC, Immunocore Ireland Limited, Immunocore GmbH, and Immunocore Nominees Limited (collectively referred to as the “Group”).

The Company’s American Depositary Shares (“ADSs”) began trading on the Nasdaq Global Select Market under the ticker symbol “IMCR” on February 5, 2021, following its initial public offering (“IPO”). The IPO and concurrent private placement generated net proceeds of £210,985,000 after underwriting discounts, commissions and directly attributable offering expenses. In July 2022, the Company issued and sold a total of 3,733,333 ordinary shares to certain institutional accredited investors as a private investment in public entity (the “PIPE”) pursuant to a securities purchase agreement, generating proceeds of £116,812,000 ($140,000,000) before deductions for offering expenses of £388,000.

The principal activity of the Group is pioneering the development and sale of a novel class of TCR bispecific immunotherapies called ImmTAX – Immune mobilizing monoclonal TCRs Against X disease – designed to treat a broad range of diseases, including cancer, infectious and autoimmune diseases. Leveraging its proprietary, flexible, off-the-shelf ImmTAX platform, the Group is developing a deep pipeline in multiple therapeutic areas, including five clinical stage programs in oncology and infectious disease, advanced pre-clinical programs in autoimmune disease and multiple earlier pre-clinical programs.

In January and April 2022, the Group received approval from the U.S. Food and Drug Administration (“FDA”) and European Commission (“EC”), respectively, for its lead product, KIMMTRAK, for the treatment of unresectable or metastatic uveal melanoma (“mUM”). In June 2022, the UK’s MHRA, Health Canada, and the Australian Government Department of Health’s TGA have each approved KIMMTRAK for the treatment of HLA-A*02:01-positive adult patients with unresectable or mUM. KIMMTRAK is now approved in over 30 countries with commercial launches underway in the U.S., Germany, France and Canada. The Group expects to obtain regulatory approval for KIMMTRAK in further territories in the next year.